ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 45.0%
	ASSET MANAGEMENT - 0.7%
13,242	Alaris Equity Partners Income	$ 219,631

	BANKING - 4.9%
82,441	Banco del Bajio S.A. 144A(a)	259,362
974,551	Bank Mandiri Persero Tbk P.T.	246,204
3,948	Bank Polska Kasa Opieki S.A.	246,403
1,357,835	Bank Rakyat Indonesia Persero Tbk P.T.	233,638
28,514	Grupo Financiero Banorte SAB de CV	310,665
4,746	Komercni banka as	252,602
		1,548,874
	CHEMICALS - 0.7%
17,937	Chemtrade Logistics Income Fund	225,404

	COMMERCIAL SUPPORT SERVICES - 0.9%
11,010	Robert Half International, Inc.	292,976

	ELECTRIC UTILITIES - 0.0%(b)
114,622,657	Federal Grid Company Unified Energy System PJSC(c) (e) (f)	–

	FOOD – 0.9%
3,949	Cal-Maine Foods, Inc.	305,100

	GAS & WATER UTILITIES - 0.9%
2,488,101	Perusahaan Gas Negara Tbk P.T.	277,776

	HEALTH CARE FACILITIES & SERVICES - 0.7%
13,297	Chartwell Retirement Residences	210,852

	HEALTH CARE REIT - 2.7%
12,978	Community Healthcare Trust, Inc.	223,481
6,232	Global Medical REIT, Inc.	218,556
169,712	Primary Health Properties plc	215,638
4,995	Universal Health Realty Income Trust	203,297
		860,972

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 45.0% (Continued)
	HOTEL REIT - 2.7%
18,906	Apple Hospitality REIT, Inc.	$ 254,664
239,347	CapitaLand Ascott Trust	168,285
19,592	Park Hotels & Resorts, Inc.	224,720
27,614	RLJ Lodging Trust	227,539
		875,208
	INDUSTRIAL REIT - 1.4%
293,660	Frasers Logistics & Commercial Trust	221,468
4,394	Innovative Industrial Properties, Inc.	238,375
		459,843
	INSURANCE - 0.9%
27,455	Phoenix Group Holdings PLC	282,364

	METALS & MINING - 4.8%
1,848,008	Adaro Energy Tbk P.T.	267,997
1,546,424	Bukit Asam Tbk P.T.	255,409
19,168	Exxaro Resources Ltd.	252,936
164,192	Indo Tambangraya Megah Tbk P.T.	251,811
13,230	Kumba Iron Ore Ltd.	248,068
148,333	United Tractors Tbk P.T.	247,976
		1,524,197
	MULTI ASSET CLASS REIT - 4.7%
10,992	Broadstone Net Lease, Inc.	217,642
89,093	Charter Hall Long Wale REIT	224,513
3,148	Covivio	207,674
127,607	Fibra Uno Administracion S.A. de CV	218,876
17,146	Gladstone Commercial Corporation	216,211
22,356	Global Net Lease, Inc.	213,723
203,148	Growthpoint Properties Ltd.	199,306
		1,497,945
	OFFICE REIT - 3.8%
79,029	Brandywine Realty Trust	239,458
23,267	Douglas Emmett, Inc.	251,516
9,465	Easterly Government Properties, Inc.	221,576
10,126	Highwoods Properties, Inc.	246,163

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 45.0% (Continued)
	OFFICE REIT - 3.8% (Continued)
5,795	SL Green Realty Corporation	$ 245,766
		1,204,479
	OIL & GAS PRODUCERS - 2.7%
9,500	Antero Midstream Corporation	207,670
5,296	Hess Midstream, L.P., Class A	207,074
14,493	Kimbell Royalty Partners, L.P.	223,192
4,573	Kinetik Holdings, Inc.	231,119
		869,055
	PUBLISHING & BROADCASTING - 0.8%
16,998,854	Surya Citra Media Tbk P.T.	244,560

	REAL ESTATE OWNERS & DEVELOPERS - 0.7%
25,759	NEPI Rockcastle N.V.	217,940

	RESIDENTIAL REIT - 0.8%
8,755	NexPoint Residential Trust, Inc.	252,932

	RETAIL - DISCRETIONARY - 2.3%
721,247	Astra International Tbk P.T.	247,997
54,234	Dogus Otomotiv Servis ve Ticaret A/S	216,648
84,566	Truworths International Ltd.	262,703
		727,348
	RETAIL REIT - 2.8%
27,160	Land Securities Group plc	218,365
485,107	Lendlease Global Commercial REIT	217,224
10,918	SmartCentres Real Estate Investment Trust	226,738
195,175	Supermarket Income Reit plc	222,236
		884,563
	SPECIALTY REIT - 0.7%
4,062	EPR Properties	226,700

	STEEL - 0.9%
14,212	Severstal PAO(c) (e) (f)	–

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 45.0% (Continued)
	STEEL - 0.9% (Continued)
6,514	Ternium S.A. - ADR	$ 286,160
		286,160
	TECHNOLOGY SERVICES - 1.7%
4,152	Teleperformance	280,439
29,343	Western Union Company (The)	266,728
		547,167
	TELECOMMUNICATIONS - 0.9%
22,168	TELUS Corporation	277,765

	TRANSPORTATION & LOGISTICS - 0.0%(b)
36,615	Globaltrans Investment plc(c) (e) (f)	–

	TOTAL COMMON STOCKS (Cost $13,458,163)	14,319,811

	MASTER LIMITED PARTNERSHIPS — 15.5%
	ASSET MANAGEMENT - 0.7%
26,659	Icahn Enterprises, L.P.	220,470

	CHEMICALS - 1.4%
1,815	CVR Partners, L.P.	233,790
9,084	Westlake Chemical Partners, L.P.	209,386
		443,176
	ELECTRIC UTILITIES - 1.2%
5,472	Brookfield Infrastructure Partners, L.P.	196,059
6,117	Brookfield Renewable Partners, L.P.	201,877
		397,936
	GAS & WATER UTILITIES - 0.7%
10,442	Suburban Propane Partners, L.P.	209,884

	METALS & MINING - 0.7%
7,951	Alliance Resource Partners, L.P.	211,576

	OIL & GAS PRODUCERS - 10.2%
14,564	Black Stone Minerals, L.P.	208,556
3,382	Cheniere Energy Partners, L.P.	226,663

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares					Fair Value
	MASTER LIMITED PARTNERSHIPS — 15.5% (Continued)
	OIL & GAS PRODUCERS - 10.2% (Continued0
4,245	Delek Logistics Partners, L.P.				$ 225,537
7,430	Dorchester Minerals, L.P.				207,891
10,866	Energy Transfer, L.P.				219,385
5,592	Enterprise Products Partners, L.P.				216,410
11,637	Genesis Energy, L.P.				202,367
4,410	Global Partners, L.P.				212,738
16,730	Mach Natural Resources, L.P.				230,875
3,716	MPLX, L.P.				209,099
9,618	Plains All American Pipeline, L.P.				221,406
8,867	Plains GP Holdings, L.P., Class A				216,798
3,159	Sunoco, L.P.				220,024
16,961	TXO Partners, L.P.				210,825
5,084	Western Midstream Partners, L.P.				221,053
					3,249,627
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
7,359	USA Compression Partners, L.P.				202,152

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $3,505,564)				4,934,821

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 16.0%
	ASSET MANAGEMENT — 0.5%
177,000	Icahn Enterprises, L.P. / Icahn Enterprises		9.0000	06/15/30	169,965

	BIOTECH & PHARMA — 0.8%
228,000	Organon & Company / Organon Foreign Debt Co-Issuer		7.8750	05/15/34	245,242

	CABLE & SATELLITE — 0.5%
161,000	Directv Financing, LLC / Directv Financing		10.0000	02/15/31	168,060

	CHEMICALS — 0.4%
214,000	FMC Corporation(d)	H15T5Y + 4.366%	8.4500	11/01/55	140,958

	COMMERCIAL SUPPORT SERVICES — 0.6%
177,000	RR Donnelley & Sons Company		9.5000	08/01/29	182,792

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 16.0% (Continued)
	ELECTRIC UTILITIES — 0.6%
193,000	AES Corporation (The)(d)	H15T5Y + 2.890%	6.9500	07/15/55	$ 188,357

	ENTERTAINMENT CONTENT — 0.6%
260,000	Paramount Global		5.8500	09/01/43	191,075

	FORESTRY, PAPER & WOOD PRODUCTS — 1.3%
277,000	Domtar Corporation		6.7500	10/01/28	219,062
195,000	Magnera Corporation		7.2500	11/15/31	182,768
					401,830
	INSURANCE — 1.2%
200,000	APH Somerset Investor 2, LLC / APH2 Somerset		7.8750	11/01/29	193,778
187,000	Global Atlantic Fin Company(d)	H15T5Y + 3.608%	7.9500	10/15/54	187,990
					381,768
	INTERNET MEDIA & SERVICES — 0.5%
186,000	Getty Images, Inc.		11.2500	02/21/30	166,586

	LEISURE FACILITIES & SERVICES — 0.5%
189,000	Resorts World Las Vegas, LLC / RWLV Capital, Inc.		4.6250	04/16/29	168,952

	MEDICAL EQUIPMENT & DEVICES — 0.6%
175,000	DENTSPLY SIRONA, Inc.(d)	H15T5Y + 4.379%	8.3750	09/12/55	176,031

	OIL & GAS SERVICES & EQUIPMENT — 0.6%
171,000	Nabors Industries, Inc.		7.6250	11/15/32	178,411

	REAL ESTATE INVESTMENT TRUSTS — 0.6%
211,000	Hudson Pacific Properties, L.P.		4.6500	04/01/29	188,922

	RETAIL - DISCRETIONARY — 1.1%
160,000	Hertz Corporation (The)		12.6250	07/15/29	150,921
240,000	Kohl's Corporation		5.1250	05/01/31	195,888
					346,809
	SOFTWARE — 1.1%
190,000	Cloud Software Group, Inc.		8.2500	06/30/32	180,397

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 16.0% (Continued)
	SOFTWARE — 1.1% (Continued)
188,000	CoreWeave, Inc.	9.0000	02/01/31	$ 186,655
				367,052
	SPECIALTY FINANCE — 2.3%
192,000	Arbor Realty SR, Inc.	7.8750	07/15/30	181,475
200,000	Burford Capital Global Finance, LLC	9.2500	07/01/31	186,206
192,000	Freedom Mortgage Holdings, LLC	7.8750	04/01/33	187,247
177,000	Navient Corporation	11.5000	03/15/31	190,128
				745,056
	TELECOMMUNICATIONS — 1.2%
206,000	Cogent Communications Group, LLC / Cogent Finance,	6.5000	07/01/32	191,303
201,000	Vmed O2 UK Financing I plc	6.7500	01/15/33	183,930
				375,233
	TRANSPORTATION & LOGISTICS — 1.0%
169,000	JetBlue Airways Corp / JetBlue Loyalty, L.P.	9.8750	09/20/31	156,681
177,000	Star Leasing Company, LLC	7.6250	02/15/30	171,446
				328,127

	TOTAL CORPORATE BONDS (Cost $5,070,346)			5,111,226

	NON U.S. GOVERNMENT & AGENCIES — 16.8%
	SOVEREIGN — 16.8%
168,000	Brazilian Government International Bond	6.1250	03/15/34	170,520
164,000	Brazilian Government International Bond	6.6250	03/15/35	169,879
186,000	Brazilian Government International Bond	5.6250	01/07/41	173,919
200,000	Chile Government International Bond	5.3300	01/05/54	191,585
192,000	Colombia Government International Bond	3.0000	01/30/30	174,384
204,000	Colombia Government International Bond	3.1250	04/15/31	177,745
160,000	Colombia Government International Bond	7.5000	02/02/34	167,760
160,000	Colombia Government International Bond	8.0000	11/14/35	173,760
156,000	Colombia Government International Bond	8.7500	11/14/53	177,567
200,000	Hungary Government International Bond	5.5000	06/16/34	203,364
200,000	Hungary Government International Bond	5.5000	03/26/36	200,671
200,000	Hungary Government International Bond	6.7500	09/25/52	216,278
205,000	Mexico Government International Bond	3.5000	02/12/34	175,788
165,000	Mexico Government International Bond	6.3500	02/09/35	170,445

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 16.8% (Continued)
	SOVEREIGN — 16.8% (Continued)
232,000	Mexico Government International Bond	4.6000	02/10/48	$ 177,364
150,000	Panama Government International Bond	3.2980	01/19/33	134,430
174,000	Panama Government International Bond	6.4000	02/14/35	186,006
175,000	Panama Government International Bond	6.8530	03/28/54	189,131
170,000	Perusahaan Penerbit SBSN Indonesia III	5.6500	11/25/54	166,388
270,000	Peruvian Government International Bond	3.6000	01/15/72	169,702
182,000	Republic of Poland Government International Bond	5.5000	03/18/54	170,254
166,000	Republic of South Africa Government International	5.8750	06/22/30	169,355
172,000	Republic of South Africa Government International	5.8750	04/20/32	174,768
200,000	Republic of South Africa Government International	7.1000	11/19/36	209,546
181,000	Republic of South Africa Government International	7.3000	04/20/52	174,127
148,000	Turkey Government International Bond	9.1250	07/13/30	163,980
141,000	Turkey Government International Bond	9.3750	01/19/33	159,989
240,000	Turkey Government International Bond	5.2500	03/13/30	232,541
175,000	Turkey Government International Bond	6.5000	01/03/35	169,147
180,000	Turkey Government International Bond	6.6250	02/17/45	158,687
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $5,181,350)			5,349,080

	TOTAL INVESTMENTS - 93.3% (Cost $27,215,423)			$ 29,714,938
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.7%			2,133,533
	NET ASSETS - 100.0%			$ 31,848,471

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
PT	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
SA de CV	- Sociedad Anonima de Capital Variable
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is $259,362 or 0.8% of net assets.
(b)	Percentage rounds to less than 0.1%.
(c)	Non-income producing security.
(d)	Variable rate security; the rate shown represents the rate on April 30, 2026.
(e)	Illiquid security. The total fair value of these securities as of January 31, 2026 was $0, representing 0.0% of net assets.
(f)	The fair value of this investment is determined using significant unobservable inputs.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Diversification of Assets
Country	% of Net Assets
United States	47.5%
Indonesia	7.7%
South Africa	5.3%
Mexico	4.1%
Canada	3.6%
United Kingdom	3.5%
Turkey	3.5%
Colombia	2.7%
Hungary	2.0%
Singapore	1.9%
Brazil	1.6%
Panama	1.6%
Luxembourg	1.6%
France	1.5%
Poland	1.3%
Bermuda	1.3%
Czech Republic	0.8%
Australia	0.7%
Chile	0.6%
Peru	0.5%
Cyprus+	0.0%
Russian Federation+	0.0%
Total	93.3%
Other Assets Less Liabilities - Net	6.7%
Grand Total	100.0%

+	Percentage rounds to less than 0.1%.